OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Voyages in progress	$ 11,077	$ 17,966
Trade accounts receivable	13,546	31,293
Other current assets (capitalized fulfillment costs)	3,260	5,905
Total	$ 27,883	$ 55,164